OTHER BORROWINGS	6 Months Ended
Jun. 30, 2024
Other Borrowings
OTHER BORROWINGS

NOTE 10 – OTHER BORROWINGS

Other borrowings consist of the following:

Facility agreement entered date	Provider	Facilities	Interest rate	Utilized as of
				June 30, 2024	December 31, 2023
March 8, 2022	JS Alternatives JV Fund (“JS”)	Loan	15% p.a.	448,279	448,250
April 20, 2022	JS	Loan	15% p.a.	192,120	192,107
April 28, 2024	CJI Holdings Limited	Loan	36% p.a.	320,200	—
			Total:	960,599	640,357

Classifying as:
Current portion				960,599	432,241
Non-current portion				—	208,116
				960,599	640,357

The borrowings were primarily obtained for general working capital.

On April 28, 2024, the Company obtained a short-term loan from a finance company in Hong Kong, which bears interest at a fixed rate of 36% per annum, is repayable in April 2025 and guaranteed by the director of the Company.

Interest expenses on the borrowings totaled $67,148 and $84,911 during the six months ended June 30, 2024 and 2023.